Equity Based Compensation - Additional Information (Details) - shares	8 Months Ended
	Sep. 30, 2021	Aug. 27, 2021
Common Stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation arrangement by share-based payment award, description	Initially, up to 19,869,312 shares of Common Stock are available for issuance under awards granted pursuant to the Incentive Award Plan. In addition, the number of shares of Common Stock available for issuance under the Incentive Equity Plan will be increased on January 1 of each calendar year beginning in 2022 and ending in 2031 by an amount equal to the lesser of (a) three percent (3%) of the total number of shares of Common Stock outstanding on the final day of the immediately preceding calendar year and (b) such smaller number of shares determined by the Board.
Equity Incentive Plan
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Maximum percentage of annual increase in shares available for incentive plan to outstanding common stock	3.00%
Equity Incentive Plan | Common Stock
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares available for issuance of awards		19,869,312
Equity Incentive Plan | Common Stock | Maximum
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares available for issuance of awards	19,869,312